Note 4 - Debt Obligations - Schedule of Debt (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible notes	$ 280,000
Aggregate Investments	5,117,876	3,245,972
Line of credit	50,000
Total	5,447,876	3,245,972
Convertible Notes Maturing on June 1, 2018 [Member]
Convertible notes	4,834,305	3,245,972
Convertible Notes Maturing on September 17, 2019 [Member]
Aggregate Investments	$ 283,571